Guarantor Statements	12 Months Ended
Dec. 31, 2018
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Guarantor Statements

GUARANTOR STATEMENTS (AUDITED)

On 27 July 2017, Unilever N.V. and Unilever Capital Corporation (UCC) filed a US Shelf registration, which is unconditionally and fully guaranteed, jointly and severally, by Unilever N.V., Unilever PLC and Unilever United States, Inc. (UNUS) and that superseded the NV and UCC US Shelf registration filed on 30 September 2014, which was unconditionally and fully guaranteed, jointly and severally, by NV, PLC and UNUS. UCC and UNUS are each indirectly 100% owned by the Unilever parent entities (as defined below). Of the US Shelf registration, $12.5 billion of Notes were outstanding at 31 December 2018 (2017: $8.9 billion; 2016: $6.3 billion) with coupons ranging from 1.375% to 5.9%. These Notes are repayable between 15 February 2019 and 15 November 2032.

Provided below are the income statements, cash flow statements and balance sheets of each of the companies discussed above, together with the income statement, cash flow statement and balance sheet of non-guarantor subsidiaries. These have been prepared under the historical cost convention and, aside from the basis of accounting for investments at net asset value (equity accounting), comply in all material respects with International Financial Reporting Standards. The financial information in respect of NV, PLC and UNUS has been prepared with all subsidiaries accounted for on an equity basis. Information on NV and PLC is shown collectively as Unilever parent entities. The financial information in respect of the non-guarantor subsidiaries has been prepared on a consolidated basis.

	€ million	€ million	€ million	€ million	€ million	€ million
Income statement for the year ended 31 December 2018	Unilever Capital Corporation subsidiary issuer	Unilever(a) parent entities	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Turnover	—	—	—	50,982	—	50,982
Operating profit	—	1,985	(4)	10,554	—	12,535
Net finance income/(costs)	—	(104)	(426)	74	—	(456)
Pensions and similar obligations	—	(2)	(19)	(4)	—	(25)
Other income/(losses)	—	—	—	207	—	207
Premium paid on buyback of preference shares	—	(382)	—	382	—	—
Net monetary gain arising from hyperinflationary economies	—	—	—	122	—	122

Profit before taxation	—	1,497	(449)	11,335	—	12,383
Taxation	—	(199)	—	(2,376)	—	(2,575)

Net profit before subsidiaries	—	1,298	(449)	8,959		9,808
Equity earnings of subsidiaries	—	8,091	1,787	(20,326)	10,448	—

Net profit	—	9,389	1,338	(11,367)	10,448	9,808

Attributable to:
Non-controlling interests	—	—	—	419	—	419
Shareholders’ equity	—	9,389	1,338	(11,786)	10,448	9,389

Other comprehensive income	—	(24)	25	(1,194)	—	(1,193)

Total comprehensive income	—	9,365	1,363	(12,561)	10,448	8,615

(a)

The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

	€ million	€ million	€ million	€ million	€ million	€ million
Income statement for the year ended 31 December 2017	Unilever Capital Corporation subsidiary issuer	Unilever(a) parent entities	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Turnover	—	—	—	53,715	—	53,715
Operating profit	—	997	(4)	7,864	—	8,857
Net finance income/(costs)	1	(109)	(379)	88	—	(399)
Pensions and similar obligations	—	(2)	(24)	(70)	—	(96)
Other income/(losses)	—	—	—	173	—	173
Premium paid on buyback of preference shares	—	—	—	(382)	—	(382)

Profit before taxation	1	886	(407)	7,673	—	8,153
Taxation	—	(165)	—	(1,502)	—	(1,667)

Net profit before subsidiaries	1	721	(407)	6,171	—	6,486
Equity earnings of subsidiaries	—	5,332	1,721	(10,298)	3,245	—

Net profit	1	6,053	1,314	(4,127)	3,245	6,486

Attributable to:
Non-controlling interests	—	—	—	433	—	433
Shareholders’ equity	1	6,053	1,314	(4,560)	3,245	6,053

Other comprehensive income	—	(75)	(156)	455	—	224

Total comprehensive income	1	5,978	1,158	(3,672)	3,245	6,710

	€ million	€ million	€ million	€ million	€ million	€ million
Income statement for the year ended 31 December 2016	Unilever Capital Corporation subsidiary issuer	Unilever(a) parent entities	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Turnover	—	—	—	52,713	—	52,713
Operating profit	—	269	(5)	7,537	—	7,801
Net finance income/(costs)	1	(110)	(331)	(29)	—	(469)
Pensions and similar obligations	—	(3)	(27)	(64)	—	(94)
Other income/(losses)	—	—	—	231	—	231
Premium paid on buyback of preference shares	—	—	—	—	—	—

Profit before taxation	1	156	(363)	7,675	—	7,469
Taxation	—	(114)	—	(1,808)	—	(1,922)

Net profit before subsidiaries	1	42	(363)	5,867	—	5,547
Equity earnings of subsidiaries	—	5,142	804	(4,559)	(1,387)	—

Net profit	1	5,184	441	1,308	(1,387)	5,547

Attributable to:
Non-controlling interests	—	—	—	363	—	363
Shareholders’ equity	1	5,184	441	945	(1,387)	5,184

Other comprehensive income	—	(14)	27	(791)	—	(778)

Total comprehensive income	1	5,170	468	517	(1,387)	4,769

(a)

The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

	€ million	€ million	€ million	€ million	€ million	€ million
Balance sheet at 31 December 2018	Unilever Capital Corporation subsidiary issuer	Unilever(a) parent entities	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Assets
Non-current assets
Goodwill and intangible assets	—	3,058	—	26,435	—	29,493
Deferred tax assets	—	—	4	1,113	—	1,117
Other non-current assets	—	20	2	13,343	—	13,365
Amounts due from group companies	17,211	10,379	—	—	(27,590)	—
Net assets of subsidiaries (equity accounted)	—	22,299	22,463	—	(44,762)	—

	17,211	35,756	22,469	40,891	(72,352)	43,975

Current assets
Amounts due from group companies	—	11,883	5,413	33,032	(50,328)	—
Trade and other current receivables	—	155	4	6,326	—	6,485
Current tax assets	—	15	—	457	—	472
Other current assets	6	7	—	8,511	—	8,524

	6	12,060	5,417	48,326	(50,328)	15,481

Total assets	17,217	47,816	27,886	89,217	(122,680)	59,456

Liabilities
Current liabilities
Financial liabilities	2,381	30	2	822	—	3,235
Amounts due to group companies	4,895	25,010	3,127	17,296	(50,328)	—
Trade payables and other current liabilities	96	327	15	14,019	—	14,457
Current tax liabilities	—	—	72	1,373	—	1,445
Other current liabilities	—	2	—	633	—	635

	7,372	25,369	3,216	34,143	(50,328)	19,772

Non-current liabilities
Financial liabilities	9,525	10,767	—	1,358	—	21,650
Amounts due to group companies	—	—	13,290	14,300	(27,590)	—
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	—	7	136	1,066	—	1,209
Unfunded schemes	—	87	388	918	—	1,393
Other non-current liabilities	—	141	1	2,998	—	3,140

	9,525	11,002	13,815	20,640	(27,590)	27,392

Total liabilities	16,897	36,371	17,031	54,783	(77,918)	47,164

Shareholders’ equity	320	11,445	10,855	33,714	(44,762)	11,572

Non-controlling interests	—	—	—	720	—	720

Total equity	320	11,445	10,855	34,434	(44,762)	12,292

Total liabilities and equity	17,217	47,816	27,886	89,217	(122,680)	59,456

(a)

The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

	€ million	€ million	€ million	€ million	€ million	€ million
Balance sheet at 31 December 2017	Unilever Capital Corporation subsidiary issuer	Unilever(a) parent entities	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Assets
Non-current assets
Goodwill and intangible assets	—	2,143	—	26,258	—	28,401
Deferred tax assets	—	90	48	947	—	1,085
Other non-current assets	—	6	2	13,808	—	13,816
Amounts due from group companies	17,132	7,099	—	—	(24,231)	—
Net assets of subsidiaries (equity accounted)	—	35,933	21,568	—	(57,501)	—

	17,132	45,271	21,618	41,013	(81,732)	43,302

Current assets
Amounts due from group companies	—	6,119	5,318	32,445	(43,882)	—
Trade and other current receivables	—	51	3	5,168	—	5,222
Current tax assets	—	57	9	422	—	488
Other current assets	—	39	—	11,234	—	11,273

	—	6,266	5,330	49,269	(43,882)	16,983

Total assets	17,132	51,537	26,948	90,282	(125,614)	60,285

Liabilities
Current liabilities
Financial liabilities	2,420	4,685	1	862	—	7,968
Amounts due to group companies	6,964	25,457	24	11,437	(43,882)	—
Trade payables and other current liabilities	65	215	11	13,135	—	13,426
Current tax liabilities	—	—	—	1,088	—	1,088
Other current liabilities	—	5	—	690	—	695

	9,449	30,362	36	27,212	(43,882)	23,177

Non-current liabilities
Financial liabilities	7,377	7,571	—	1,514	—	16,462
Amounts due to group companies	—	—	14,517	9,714	(24,231)	—
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	—	8	103	1,114	—	1,225
Unfunded schemes	—	93	439	977	—	1,509
Other non-current liabilities	—	5	1	3,519	—	3,525

	7,377	7,677	15,060	16,838	(24,231)	22,721

Total liabilities	16,826	38,039	15,096	44,050	(68,113)	45,898

Shareholders’ equity	306	13,498	11,852	45,474	(57,501)	13,629

Non-controlling interests	—	—	—	758	—	758

Total equity	306	13,498	11,852	46,232	(57,501)	14,387

Total liabilities and equity	17,132	51,537	26,948	90,282	(125,614)	60,285

(a)

The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

	€ million	€ million	€ million	€ million	€ million	€ million
Cash flow statement for the year ended 31 December 2018	Unilever Capital Corporation subsidiary issuer	Unilever(a) parent entities	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Net cash flow from/(used in) operating activities	—	945	(6)	5,814	—	6,753

Net cash flow from/(used in) investing activities	1,088	1,196	(63)	4,619	(2,196)	4,644

Net cash flow from/(used in) financing activities	(1,097)	(2,183)	69	(10,533)	2,196	(11,548)

Net increase/(decrease) in cash and cash equivalents	(9)	(42)	—	(100)	—	(151)
Cash and cash equivalents at beginning of year	—	23	(1)	3,147	—	3,169
Effect of foreign exchange rates	15	26	—	31	—	72

Cash and cash equivalents at end of year	6	7	(1)	3,078	—	3,090

	€ million	€ million	€ million	€ million	€ million	€ million
Cash flow statement for the year ended 31 December 2017	Unilever Capital Corporation subsidiary issuer	Unilever(a) parent entities	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Net cash flow from/(used in) operating activities	—	941	(40)	6,391	—	7,292

Net cash flow from/(used in) investing activities	(3,884)	(7,123)	(1,062)	5,136	1,054	(5,879)

Net cash flow from/(used in) financing activities	3,873	6,261	1,103	(11,616)	(1,054)	(1,433)

Net increase/(decrease) in cash and cash equivalents	(11)	79	1	(89)	—	(20)
Cash and cash equivalents at beginning of year	—	5	(2)	3,195	—	3,198
Effect of foreign exchange rates	11	(61)	—	41	—	(9)

Cash and cash equivalents at end of year	—	23	(1)	3,147	—	3,169

	€ million	€ million	€ million	€ million	€ million	€ million
Cash flow statement for the year ended 31 December 2016	Unilever Capital Corporation subsidiary issuer	Unilever(a) parent entities	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Net cash flow from/(used in) operating activities	—	45	(177)	7,179	—	7,047

Net cash flow from/(used in) investing activities	(1,053)	(679)	(783)	(1,712)	1,039	(3,188)

Net cash flow from/(used in) financing activities	1,048	621	959	(4,662)	(1,039)	(3,073)

Net increase/(decrease) in cash and cash equivalents	(5)	(13)	(1)	805	—	786
Cash and cash equivalents at beginning of year	—	3	(1)	2,126	—	2,128
Effect of foreign exchange rates	5	15	—	264	—	284

Cash and cash equivalents at end of year	—	5	(2)	3,195	—	3,198

(a)

The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.